Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Series Fund
Entity Central Index Key	0000711175
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
PSF GLOBAL PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PSF Global Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I shares of PSF Global Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE
P
ORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Global Portfolio—Class I	$82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities registered impressive returns in 2024, with the S&P 500 Index gaining 25% against the backdrop of robust economic growth, disinflation progress, and US Federal Reserve interest rate cuts. It was the second straight year of 20% returns for the S&P 500 Index, the first time that has occurred since 1999. Mega-cap growth stocks drove the S&P 500 Index’s outsized returns, underpinned by ongoing optimism over the earnings potential of artificial intelligence.
■
International equities, as measured by the MSCI EAFE Index, delivered a modest gain of 3.82% in 2024, underperforming US equities by a rather wide margin. Slowing economic momentum contributed to low-single-digit equity returns in Europe, while an end to deflation and corporate governance reforms led to more impressive gains in Japan. Emerging market equities were up 7.5% despite economic struggles in
China, which were offset by optimism over the potential policy response such as monetary easing.
■
Top-level allocation between segments positively contributed to the Portfolio’s performance relative the MSCI World Index during the period. A small overweight allocation to US large-cap growth was the main positive driver of Portfolio performance. A small underweight allocation to international growth was also a positive, as it lagged both the international and growth segments.
■
Exposure to US value stocks was a drag on performance relative to US growth stocks in the domestic space but outperformed both international growth and value stocks. Subadvisor performance struggled throughout the period. For the Portfolio’s domestic equity subadvisors, the dominance of the “Magnificent Seven” mega-cap technology stocks detracted from performance, as subadvisers maintained consistently underweight allocations to these stocks. The Portfolio’s international equity subadvisors struggled due to underweight allocations in
China, as well as underweight allocations to high-growth names within the growth style. Stock selection detracted from relative performance across subadvisors.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	15.15%	8.90%	9.47%
MSCI World Index (GD)	19.19%	11.70%	10.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 925,520,905
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 6,508,779
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS
AS
OF 12/31/2024?

Portfolio’s net assets	$ 925,520,905
Number of portfolio holdings	414
Total advisory fees paid for the year	$ 6,508,779
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Software	8.5%
Semiconductors & Semiconductor Equipment	7.1%
Banks	5.7%
Affiliated Mutual Fund - Short-Term Investment (4.1% represents investments purchased with collateral from securities on loan)	4.9%
Interactive Media & Services	4.8%
Insurance	4.4%
Financial Services	4.3%
Oil, Gas & Consumable Fuels	4.2%
Pharmaceuticals	4.1%
Capital Markets	3.9%
Aerospace & Defense	3.1%
Broadline Retail	2.9%
Health Care Equipment & Supplies	2.9%
Technology Hardware, Storage & Peripherals	2.8%
Machinery	2.7%
Electrical Equipment	2.3%
Hotels, Restaurants & Leisure	2.3%
Automobiles	2.1%
Entertainment	1.9%
Health Care Providers & Services	1.9%
Chemicals	1.7%
Professional Services	1.6%
Life Sciences Tools & Services	1.5%
Electronic Equipment, Instruments & Components	1.5%
Industry Classification	% of Net Assets
Multi-Utilities	1.3%
IT Services	1.2%
Tobacco	1.1%
Personal Care Products	1.1%
Household Products	1.0%
Ground Transportation	1.0%
Specialty Retail	1.0%
Consumer Staples Distribution & Retail	1.0%
Air Freight & Logistics	0.9%
Media	0.9%
Industrial Conglomerates	0.8%
Construction Materials	0.6%
Food Products	0.6%
Residential REITs	0.6%
Specialized REITs	0.6%
Building Products	0.6%
Electric Utilities	0.6%
Containers & Packaging	0.5%
Biotechnology	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Others*	4.3%
103.8%
Liabilities in excess of other assets	(3.8)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective April 4, 2024, the Manager agreed to voluntarily waive 0.04% of its investment management fee through April 9, 2024.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
PSF Global Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	PSF Global Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class III shares of PSF Global Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Global Portfolio—Class III	$109	1.01%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities registered impressive returns in 2024, with the S&P 500 Index gaining 25% against the backdrop of robust economic growth, disinflation progress, and US Federal Reserve interest rate cuts. It was the second straight year of 20% returns for the S&P 500 Index, the first time that has occurred since 1999. Mega-cap growth stocks drove the S&P 500 Index’s outsized returns, underpinned by ongoing optimism over the earnings potential of artificial intelligence.
■
International equities, as measured by the MSCI EAFE Index, delivered a modest gain of 3.82% in 2024, underperforming US equities by a rather wide margin. Slowing economic momentum contributed to low-single-digit equity returns in Europe, while an end to deflation and corporate governance reforms led to more impressive gains in Japan. Emerging market equities were up 7.5% despite economic struggles in
China, which were offset by optimism over the potential policy response such as monetary easing.
■
Top-level allocation between segments positively contributed to the Portfolio’s performance relative the MSCI World Index during the period. A small overweight allocation to US large-cap growth was the main positive driver of Portfolio performance. A small underweight allocation to international growth was also a positive, as it lagged both the international and growth segments.
■
Exposure to US value stocks was a drag on performance relative to US growth stocks in the domestic space but outperformed both international growth and value stocks. Subadvisor performance struggled throughout the period. For the Portfolio’s domestic equity subadvisors, the dominance of the “Magnificent Seven” mega-cap technology stocks detracted from performance, as subadvisers maintained consistently underweight allocations to these stocks. The Portfolio’s international equity subadvisors struggled due to underweight allocations in
China, as well as underweight allocations to high-growth names within the growth style. Stock selection detracted from relative performance across subadvisors.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	14.87%	4.71%
MSCI World Index (GD)	19.19%	8.69%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 925,520,905
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 6,508,779
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS
AS
OF 12/31/2024?

Portfolio’s net assets	$ 925,520,905
Number of portfolio holdings	414
Total advisory fees paid for the year	$ 6,508,779
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Software	8.5%
Semiconductors & Semiconductor Equipment	7.1%
Banks	5.7%
Affiliated Mutual Fund - Short-Term Investment (4.1% represents investments purchased with collateral from securities on loan)	4.9%
Interactive Media & Services	4.8%
Insurance	4.4%
Financial Services	4.3%
Oil, Gas & Consumable Fuels	4.2%
Pharmaceuticals	4.1%
Capital Markets	3.9%
Aerospace & Defense	3.1%
Broadline Retail	2.9%
Health Care Equipment & Supplies	2.9%
Technology Hardware, Storage & Peripherals	2.8%
Machinery	2.7%
Electrical Equipment	2.3%
Hotels, Restaurants & Leisure	2.3%
Automobiles	2.1%
Entertainment	1.9%
Health Care Providers & Services	1.9%
Chemicals	1.7%
Professional Services	1.6%
Life Sciences Tools & Services	1.5%
Electronic Equipment, Instruments & Components	1.5%
Industry Classification	% of Net Assets
Multi-Utilities	1.3%
IT Services	1.2%
Tobacco	1.1%
Personal Care Products	1.1%
Household Products	1.0%
Ground Transportation	1.0%
Specialty Retail	1.0%
Consumer Staples Distribution & Retail	1.0%
Air Freight & Logistics	0.9%
Media	0.9%
Industrial Conglomerates	0.8%
Construction Materials	0.6%
Food Products	0.6%
Residential REITs	0.6%
Specialized REITs	0.6%
Building Products	0.6%
Electric Utilities	0.6%
Containers & Packaging	0.5%
Biotechnology	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Others*	4.3%
103.8%
Liabilities in excess of other assets	(3.8)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective April 4, 2024, the Manager agreed to voluntarily waive 0.04% of its investment management fee through April 9, 2024.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member]
Shareholder Report [Line Items]
Fund Name	PSF Mid-Cap Growth Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I shares of PSF Mid-Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Mid-Cap Growth Portfolio—Class I	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
In the year ended December 31, 2024, the S&P 500 Index achieved its second consecutive year of returns exceeding 20.0%, marking the S&P
500 Index’s best back-to-back performance since 1997-1998. While there were short periods where market breadth appeared to broaden, a narrow subset of mega-cap stocks led the way during the reporting period, much like they did in 2023.
■
While large-cap equities led returns across the market spectrum, growth equities as a style continued to outperform value equities, with the
Russell Midcap Growth Index and Russell Midcap Value Index returning 22.10% and 13.07%, respectively, during the year. Within the Russell
Midcap Growth Index, the utilities and technology sectors led returns while the telecommunications and health care sectors lagged.
■
The Portfolio underperformed the Russell Midcap Growth Index during the year. As concentration within the Index became historically high, the
Portfolio’s underexposure to large benchmark names detracted from its relative performance. Seven of the top-10-performing securities in the
Russell Midcap Growth Index were unowned or underweight in the Portfolio for most of the reporting period. Stock selection in the technology and industrials sectors was the top detractor from Portfolio performance, with underweight positions in
Palantir Technologies
,
Inc
. and
Axon
Enterprise
,
Inc.
representing the most significant detraction from Portfolio performance on an individual stock basis.
■
Conversely, stock selection within the financials and telecommunications sectors contributed positively to the Portfolio’s performance relative to the Russell Midcap Growth Index, with overweight positions in
Robinhood Markets
,
Inc.
and
Atlassian Corp.
leading the way.
■
The portfolio managers aimed to strategically position the Portfolio to capitalize on a potential broadening of benchmark leadership with exposure across enduring growth franchises and areas with lower expectations, such as certain segments of consumer, housing, and software.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	14.25%	10.97%	10.29%
S&P 500 Index*	25.02%	14.53%	13.10%
Russell Midcap Growth Index	22.10%	11.47%	11.54%
S&P MidCap 400 Index	13.93%	10.34%	9.68%
*The Portfolio has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 445,292,683
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 2,440,155
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 445,292,683
Number of portfolio holdings	115
Total advisory fees paid for the year	$ 2,440,155
Portfolio turnover rate for the year	56%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S
HOLDINGS AS OF 12/31/2024
?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (17.6% represents investments purchased with collateral from securities on loan)	19.0%
Software	15.4%
Capital Markets	11.6%
Hotels, Restaurants & Leisure	6.9%
Semiconductors & Semiconductor Equipment	5.3%
Biotechnology	5.1%
Specialty Retail	5.0%
IT Services	4.1%
Electrical Equipment	3.7%
Machinery	3.2%
Aerospace & Defense	2.7%
Life Sciences Tools & Services	2.7%
Media	2.3%
Oil, Gas & Consumable Fuels	2.2%
Health Care Equipment & Supplies	2.2%
Construction & Engineering	2.1%
Building Products	2.0%
Ground Transportation	2.0%
Commercial Services & Supplies	1.9%
Electronic Equipment, Instruments & Components	1.2%
Professional Services	1.1%
Health Care Technology	1.1%
Entertainment	1.0%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	1.0%
Diversified Consumer Services	1.0%
Pharmaceuticals	0.9%
Distributors	0.9%
Health Care Providers & Services	0.9%
Energy Equipment & Services	0.9%
Financial Services	0.9%
Independent Power & Renewable Electricity Producers	0.9%
Insurance	0.8%
Construction Materials	0.8%
Personal Care Products	0.7%
Banks	0.7%
Household Durables	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Trading Companies & Distributors	0.6%
Automobiles	0.5%
Beverages	0.5%
Others*	0.4%
117.6%
Liabilities in excess of other assets	(17.6)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF Mid-Cap Growth Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Growth Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target
Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Objectives [Text Block]
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF Mid-Cap Growth Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Growth Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target
Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member]
Shareholder Report [Line Items]
Fund Name	PSF Mid-Cap Growth Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class II shares of PSF Mid-Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Mid-Cap Growth Portfolio—Class II	$111	1.04%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
In the year ended December 31, 2024, the S&P 500 Index achieved its second consecutive year of returns exceeding 20.0%, marking the S&P
500 Index’s best back-to-back performance since 1997-1998. While there were short periods where market breadth appeared to broaden, a narrow subset of mega-cap stocks led the way during the reporting period, much like they did in 2023.
■
While large-cap equities led returns across the market spectrum, growth equities as a style continued to outperform value equities, with the
Russell Midcap Growth Index and Russell Midcap Value Index returning 22.10% and 13.07%, respectively, during the year. Within the Russell
Midcap Growth Index, the utilities and technology sectors led returns while the telecommunications and health care sectors lagged.
■
The Portfolio underperformed the Russell Midcap Growth Index during the year. As concentration within the Index became historically high, the
Portfolio’s underexposure to large benchmark names detracted from its relative performance. Seven of the top-10-performing securities in the
Russell Midcap Growth Index were unowned or underweight in the Portfolio for most of the reporting period. Stock selection in the technology and industrials sectors was the top detractor from Portfolio performance, with underweight positions in
Palantir Technologies
,
Inc
. and
Axon
Enterprise
,
Inc.
representing the most significant detraction from Portfolio performance on an individual stock basis.
■
Conversely, stock selection within the financials and telecommunications sectors contributed positively to the Portfolio’s performance relative to the Russell Midcap Growth Index, with overweight positions in
Robinhood Markets
,
Inc.
and
Atlassian Corp.
leading the way.
■
The portfolio managers aimed to strategically position the Portfolio to capitalize on a potential broadening of benchmark leadership with exposure across enduring growth franchises and areas with lower expectations, such as certain segments of consumer, housing, and software.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	13.78%	10.53%	9.85%
S&P 500 Index*	25.02%	14.53%	13.10%
Russell Midcap Growth Index	22.10%	11.47%	11.54%
S&P MidCap 400 Index	13.93%	10.34%	9.68%
*The Portfolio has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 445,292,683
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 2,440,155
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 445,292,683
Number of portfolio holdings	115
Total advisory fees paid for the year	$ 2,440,155
Portfolio turnover rate for the year	56%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (17.6% represents investments purchased with collateral from securities on loan)	19.0%
Software	15.4%
Capital Markets	11.6%
Hotels, Restaurants & Leisure	6.9%
Semiconductors & Semiconductor Equipment	5.3%
Biotechnology	5.1%
Specialty Retail	5.0%
IT Services	4.1%
Electrical Equipment	3.7%
Machinery	3.2%
Aerospace & Defense	2.7%
Life Sciences Tools & Services	2.7%
Media	2.3%
Oil, Gas & Consumable Fuels	2.2%
Health Care Equipment & Supplies	2.2%
Construction & Engineering	2.1%
Building Products	2.0%
Ground Transportation	2.0%
Commercial Services & Supplies	1.9%
Electronic Equipment, Instruments & Components	1.2%
Professional Services	1.1%
Health Care Technology	1.1%
Entertainment	1.0%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	1.0%
Diversified Consumer Services	1.0%
Pharmaceuticals	0.9%
Distributors	0.9%
Health Care Providers & Services	0.9%
Energy Equipment & Services	0.9%
Financial Services	0.9%
Independent Power & Renewable Electricity Producers	0.9%
Insurance	0.8%
Construction Materials	0.8%
Personal Care Products	0.7%
Banks	0.7%
Household Durables	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Trading Companies & Distributors	0.6%
Automobiles	0.5%
Beverages	0.5%
Others*	0.4%
117.6%
Liabilities in excess of other assets	(17.6)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF Mid-Cap Growth Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Growth Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target
Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.

For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Objectives [Text Block]
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF Mid-Cap Growth Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Growth Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target
Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member]
Shareholder Report [Line Items]
Fund Name	PSF Mid-Cap Growth Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class III shares of PSF Mid-Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Mid-Cap Growth Portfolio—Class III	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
In the year ended December 31, 2024, the S&P 500 Index achieved its second consecutive year of returns exceeding 20.0%, marking the S&P
500 Index’s best back-to-back performance since 1997-1998. While there were short periods where market breadth appeared to broaden, a narrow subset of mega-cap stocks led the way during the reporting period, much like they did in 2023.
■
While large-cap equities led returns across the market spectrum, growth equities as a style continued to outperform value equities, with the
Russell Midcap Growth Index and Russell Midcap Value Index returning 22.10% and 13.07%, respectively, during the year. Within the Russell
Midcap Growth Index, the utilities and technology sectors led returns while the telecommunications and health care sectors lagged.
■
The Portfolio underperformed the Russell Midcap Growth Index during the year. As concentration within the Index became historically high, the
Portfolio’s underexposure to large benchmark names detracted from its relative performance. Seven of the top-10-performing securities in the
Russell Midcap Growth Index were unowned or underweight in the Portfolio for most of the reporting period. Stock selection in the technology and industrials sectors was the top detractor from Portfolio performance, with underweight positions in
Palantir Technologies
,
Inc
. and
Axon
Enterprise
,
Inc.
representing the most significant detraction from Portfolio performance on an individual stock basis.
■
Conversely, stock selection within the financials and telecommunications sectors contributed positively to the Portfolio’s performance relative to the Russell Midcap Growth Index, with overweight positions in
Robinhood Markets
,
Inc.
and
Atlassian Corp.
leading the way.
■
The portfolio managers aimed to strategically position the Portfolio to capitalize on a potential broadening of benchmark leadership with exposure across enduring growth franchises and areas with lower expectations, such as certain segments of consumer, housing, and software.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	13.94%	1.37%
S&P 500 Index*	25.02%	11.45%
Russell Midcap Growth Index	22.10%	5.31%
S&P MidCap 400 Index	13.93%	5.42%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the
Portfolio has less than
10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
*The Portfolio has added this broad-based index in response to new regulatory requirements.

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 445,292,683
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 2,440,155
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 445,292,683
Number of portfolio holdings	115
Total advisory fees paid for the year	$ 2,440,155
Portfolio turnover rate for the year	56%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (17.6% represents investments purchased with collateral from securities on loan)	19.0%
Software	15.4%
Capital Markets	11.6%
Hotels, Restaurants & Leisure	6.9%
Semiconductors & Semiconductor Equipment	5.3%
Biotechnology	5.1%
Specialty Retail	5.0%
IT Services	4.1%
Electrical Equipment	3.7%
Machinery	3.2%
Aerospace & Defense	2.7%
Life Sciences Tools & Services	2.7%
Media	2.3%
Oil, Gas & Consumable Fuels	2.2%
Health Care Equipment & Supplies	2.2%
Construction & Engineering	2.1%
Building Products	2.0%
Ground Transportation	2.0%
Commercial Services & Supplies	1.9%
Electronic Equipment, Instruments & Components	1.2%
Professional Services	1.1%
Health Care Technology	1.1%
Entertainment	1.0%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	1.0%
Diversified Consumer Services	1.0%
Pharmaceuticals	0.9%
Distributors	0.9%
Health Care Providers & Services	0.9%
Energy Equipment & Services	0.9%
Financial Services	0.9%
Independent Power & Renewable Electricity Producers	0.9%
Insurance	0.8%
Construction Materials	0.8%
Personal Care Products	0.7%
Banks	0.7%
Household Durables	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Trading Companies & Distributors	0.6%
Automobiles	0.5%
Beverages	0.5%
Others*	0.4%
117.6%
Liabilities in excess of other assets	(17.6)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF Mid-Cap Growth Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Growth Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target
Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.

For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Objectives [Text Block]
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF Mid-Cap Growth Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Growth Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target
Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
PSF NATURAL RESOURCES PORTFOLIO - Class I [Member]
Shareholder Report [Line Items]
Fund Name	PSF Natural Resources Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I shares of PSF Natural Resources Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Natural Resources Portfolio—Class I	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Natural resources equities had strong results during the reporting period. While oil prices finished lower due to concerns over reduced demand, particularly in China, natural gas prices rose. Gold prices reached all-time highs in October 2024 due to safe-haven demand, while base metals prices were mixed.
■
Stock selection in the electrical components and equipment sector, where holdings benefited from increased demand given the critical ties between artificial intelligence and electrification, and in the paper and forest products sector, where Portfolio holdings benefited from favorable housing sentiment, contributed positively to performance relative to the Custom Blended Index (the Index) during the period. Stock selection in precious metals and minerals sector also contributed positively.
■
Stock selection in the commodity chemicals sector and an underweight allocation to the oil and gas storage and transportation sector detracted the most from performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	4.38%	12.86%	4.03%
S&P 500 Index*	25.02%	14.53%	13.10%
Lipper Global Natural Resources Funds Index	1.68%	10.26%	4.52%
MSCI World Index (GD)	19.19%	11.70%	10.52%
*The Portfolio has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 512,356,856
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 2,454,332
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 512,356,856
Number of portfolio holdings	93
Total advisory fees paid for the year	$ 2,454,332
Portfolio turnover rate for the year	27%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Country Classification	% of Net Assets
United States (13.2% represents investments purchased with collateral from securities on loan)	88.6%
Canada	13.5%
France	3.9%
Australia	2.1%
United Kingdom	1.5%
Japan	1.2%
Portugal	1.2%
Germany	0.7%
South Africa	0.4%
Mexico	0.3%
113.4%
Liabilities in excess of other assets	(13.4)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”)  approved the reorganization (the “Reorganization”)
of PSF Natural Resources Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Objectives [Text Block]
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”)  approved the reorganization (the “Reorganization”)
of PSF Natural Resources Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
PSF NATURAL RESOURCES PORTFOLIO - Class II [Member]
Shareholder Report [Line Items]
Fund Name	PSF Natural Resources Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class II shares of PSF Natural Resources Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Natural Resources Portfolio—Class II	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Natural resources equities had strong results during the reporting period. While oil prices finished lower due to concerns over reduced demand, particularly in China, natural gas prices rose. Gold prices reached all-time highs in October 2024 due to safe-haven demand, while base metals prices were mixed.
■
Stock selection in the electrical components and equipment sector, where holdings benefited from increased demand given the critical ties between artificial intelligence and electrification, and in the paper and forest products sector, where Portfolio holdings benefited from favorable housing sentiment, contributed positively to performance relative to the Custom Blended Index (the Index) during the period. Stock selection in precious metals and minerals sector also contributed positively.
■
Stock selection in the commodity chemicals sector and an underweight allocation to the oil and gas storage and transportation sector detracted the most from performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	3.95%	12.40%	3.61%
S&P 500 Index*	25.02%	14.53%	13.10%
Lipper Global Natural Resources Funds Index	1.68%	10.26%	4.52%
MSCI World Index (GD)	19.19%	11.70%	10.52%
*The Portfolio has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 512,356,856
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 2,454,332
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 512,356,856
Number of portfolio holdings	93
Total advisory fees paid for the year	$ 2,454,332
Portfolio turnover rate for the year	27%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
PORTFOLIO’S HOLDINGS
AS OF 12/31/2024?

Country Classification	% of Net Assets
United States (13.2% represents investments purchased with collateral from securities on loan)	88.6%
Canada	13.5%
France	3.9%
Australia	2.1%
United Kingdom	1.5%
Japan	1.2%
Portugal	1.2%
Germany	0.7%
South Africa	0.4%
Mexico	0.3%
113.4%
Liabilities in excess of other assets	(13.4)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”)  approved the reorganization (the “Reorganization”)
of PSF Natural Resources Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Objectives [Text Block]
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”)  approved the reorganization (the “Reorganization”)
of PSF Natural Resources Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
PSF NATURAL RESOURCES PORTFOLIO - Class III [Member]
Shareholder Report [Line Items]
Fund Name	PSF Natural Resources Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class III shares of PSF Natural Resources Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Natural Resources Portfolio—Class III	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Natural resources equities had strong results during the reporting period. While oil prices finished lower due to concerns over reduced demand, particularly in China, natural gas prices rose. Gold prices reached all-time highs in October 2024 due to safe-haven demand, while base metals prices were mixed.
■
Stock selection in the electrical components and equipment sector, where holdings benefited from increased demand given the critical ties between artificial intelligence and electrification, and in the paper and forest products sector, where Portfolio holdings benefited from favorable housing sentiment, contributed positively to performance relative to the Custom Blended Index (the Index) during the period. Stock selection in precious metals and minerals sector also contributed positively.
■
Stock selection in the commodity chemicals sector and an underweight allocation to the oil and gas storage and transportation sector detracted the most from performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	4.10%	10.09%
S&P 500 Index*	25.02%	11.45%
Lipper Global Natural Resources Funds Index	1.68%	9.70%
MSCI World Index (GD)	19.19%	8.69%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
*The Portfolio has added this broad-based index in response to new regulatory requirements.

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 512,356,856
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 2,454,332
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 512,356,856
Number of portfolio holdings	93
Total advisory fees paid for the year	$ 2,454,332
Portfolio turnover rate for the year	27%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Country Classification	% of Net Assets
United States (13.2% represents investments purchased with collateral from securities on loan)	88.6%
Canada	13.5%
France	3.9%
Australia	2.1%
United Kingdom	1.5%
Japan	1.2%
Portugal	1.2%
Germany	0.7%
South Africa	0.4%
Mexico	0.3%
113.4%
Liabilities in excess of other assets	(13.4)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE
PORTFOLIO THIS YEAR
?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”)  approved the reorganization (the “Reorganization”)
of PSF Natural Resources Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.

For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Objectives [Text Block]
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”)  approved the reorganization (the “Reorganization”)
of PSF Natural Resources Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member]
Shareholder Report [Line Items]
Fund Name	PSF PGIM 50/50 Balanced Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I shares of PSF PGIM 50/50 Balanced Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM 50/50 Balanced Portfolio—Class I	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US stocks had a volatile end to 2024 but ultimately saw positive performance and finished the reporting period with strong gains. While the
Bloomberg US Aggregate Bond Index experienced late-term volatility, it still closed the year ended December 31, 2024 with positive total returns.
■
The Portfolio’s overweight allocation to equities positively contributed to the Portfolio’s performance relative to its Custom Blended Index during the reporting period. The Portfolio increased its equity exposure in the first quarter of 2024 and retained the overweight allocation over the year, while also reducing its exposure to fixed income. The underweight allocation to fixed income was a steady contributor to performance, notwithstanding a temporary pullback in equities during the summer.
■
The Portfolio’s off-benchmark position in international equities was generally flat for most of the reporting period before turning negative in the final months of 2024. Non-US stocks underperformed US equities in the run-up to, and following, the US presidential election.
■
The Portfolio held a very modest position in S&P 500 Index futures, which provided flexibility to manage the equity exposure and had a slightly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	13.03%	7.06%	7.00%
S&P 500 Index	25.02%	14.53%	13.10%
Custom Blended Index*	13.12%	7.52%	7.41%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the S&P 500 Index (50%), Bloomberg US Aggregate Bond Index (40%), and FTSE 3-Month US Treasury Bill
Index (10%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 2,682,563,019
Holdings Count | Holding	1,769
Advisory Fees Paid, Amount	$ 14,478,367
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY
PORTFOLIO
STATISTICS
AS OF 12/31/2024?

Portfolio’s net assets	$ 2,682,563,019
Number of portfolio holdings	1,769
Total advisory fees paid for the year	$ 14,478,367
Portfolio turnover rate for the year	60%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.4% represents investments purchased with collateral from securities on loan)	12.4%
U.S. Government Agency Obligations	11.4%
Semiconductors & Semiconductor Equipment	5.7%
Collateralized Loan Obligations	5.6%
Commercial Mortgage-Backed Securities	5.5%
Banks	5.3%
Software	5.2%
Technology Hardware, Storage & Peripherals	3.9%
Interactive Media & Services	3.3%
Automobiles	3.1%
Financial Services	2.2%
Broadline Retail	2.1%
Pharmaceuticals	1.8%
Capital Markets	1.6%
U.S. Treasury Obligations	1.5%
Oil, Gas & Consumable Fuels	1.5%
Insurance	1.3%
Aerospace & Defense	1.1%
Health Care Equipment & Supplies	1.1%
Electric	1.1%
Health Care Providers & Services	1.0%
Consumer Staples Distribution & Retail	1.0%
Hotels, Restaurants & Leisure	1.0%
Specialty Retail	0.9%
Industry Classification	% of Net Assets
Residential Mortgage-Backed Securities	0.9%
Pipelines	0.9%
Machinery	0.8%
Biotechnology	0.8%
Chemicals	0.8%
Entertainment	0.8%
Electric Utilities	0.7%
Telecommunications	0.7%
Beverages	0.6%
Media	0.6%
IT Services	0.6%
Household Products	0.6%
Real Estate Investment Trusts (REITs)	0.5%
Life Sciences Tools & Services	0.5%
Oil & Gas	0.5%
Communications Equipment	0.5%
Others*	11.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
102.7%
Liabilities in excess of other assets	(2.7)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member]
Shareholder Report [Line Items]
Fund Name	PSF PGIM 50/50 Balanced Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class III shares of PSF PGIM 50/50 Balanced Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM 50/50 Balanced Portfolio—Class III	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US stocks had a volatile end to 2024 but ultimately saw positive performance and finished the reporting period with strong gains. While the
Bloomberg US Aggregate Bond Index experienced late-term volatility, it still closed the year ended December 31, 2024 with positive total returns.
■
The Portfolio’s overweight allocation to equities positively contributed to the Portfolio’s performance relative to its Custom Blended Index during the reporting period. The Portfolio increased its equity exposure in the first quarter of 2024 and retained the overweight allocation over the year, while also reducing its exposure to fixed income. The underweight allocation to fixed income was a steady contributor to performance, notwithstanding a temporary pullback in equities during the summer.
■
The Portfolio’s off-benchmark position in international equities was generally flat for most of the reporting period before turning negative in the final months of 2024. Non-US stocks underperformed US equities in the run-up to, and following, the US presidential election.
■
The Portfolio held a very modest position in S&P 500 Index futures, which provided flexibility to manage the equity exposure and had a slightly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	12.73%	4.85%
S&P 500 Index	25.02%	11.45%
Custom Blended Index*	13.12%	5.45%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the S&P 500 Index (50%), Bloomberg US Aggregate Bond Index (40%), and FTSE 3-Month US Treasury Bill
Index (10%).

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 2,682,563,019
Holdings Count | Holding	1,769
Advisory Fees Paid, Amount	$ 14,478,367
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 2,682,563,019
Number of portfolio holdings	1,769
Total advisory fees paid for the year	$ 14,478,367
Portfolio turnover rate for the year	60%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.4% represents investments purchased with collateral from securities on loan)	12.4%
U.S. Government Agency Obligations	11.4%
Semiconductors & Semiconductor Equipment	5.7%
Collateralized Loan Obligations	5.6%
Commercial Mortgage-Backed Securities	5.5%
Banks	5.3%
Software	5.2%
Technology Hardware, Storage & Peripherals	3.9%
Interactive Media & Services	3.3%
Automobiles	3.1%
Financial Services	2.2%
Broadline Retail	2.1%
Pharmaceuticals	1.8%
Capital Markets	1.6%
U.S. Treasury Obligations	1.5%
Oil, Gas & Consumable Fuels	1.5%
Insurance	1.3%
Aerospace & Defense	1.1%
Health Care Equipment & Supplies	1.1%
Electric	1.1%
Health Care Providers & Services	1.0%
Consumer Staples Distribution & Retail	1.0%
Hotels, Restaurants & Leisure	1.0%
Specialty Retail	0.9%
Industry Classification	% of Net Assets
Residential Mortgage-Backed Securities	0.9%
Pipelines	0.9%
Machinery	0.8%
Biotechnology	0.8%
Chemicals	0.8%
Entertainment	0.8%
Electric Utilities	0.7%
Telecommunications	0.7%
Beverages	0.6%
Media	0.6%
IT Services	0.6%
Household Products	0.6%
Real Estate Investment Trusts (REITs)	0.5%
Life Sciences Tools & Services	0.5%
Oil & Gas	0.5%
Communications Equipment	0.5%
Others*	11.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
102.7%
Liabilities in excess of other assets	(2.7)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member]
Shareholder Report [Line Items]
Fund Name	PSF PGIM Flexible Managed Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I shares of PSF PGIM Flexible Managed Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Flexible Managed Portfolio—Class I	$67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US stocks had a volatile end to 2024 but ultimately finished the reporting period with strong gains. While the Bloomberg US Aggregate Bond
Index experienced late-term volatility, it still closed the year ended December 31, 2024 with positive total returns.
■
The Portfolio’s overweight allocation to equities positively contributed to the Portfolio’s performance relative to its Custom Blended Index during the reporting period. The Portfolio increased its equity exposure in the first quarter of 2024 and retained the overweight allocation over the year, while also reducing its exposure to fixed income. The underweight allocation in fixed income was a steady contributor to performance, notwithstanding a temporary pullback in equities during the summer.
■
An off-benchmark position in international equities was generally flat for most of the reporting period before turning negative in the final months of 2024. Non-US stocks underperformed US equities in the run-up to, and following, the US presidential election.
■
The Portfolio held a very modest position in S&P 500 Index futures, which provided flexibility to manage the equity exposure and had a slightly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	15.52%	8.37%	8.02%
S&P 500 Index	25.02%	14.53%	13.10%
Custom Blended Index*	15.29%	8.84%	8.55%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the S&P 500 Index (60%), Bloomberg US Aggregate Bond Index (35%), and FTSE 3-Month US Treasury Bill
Index (5%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 5,004,303,487
Holdings Count | Holding	1,740
Advisory Fees Paid, Amount	$ 29,181,634
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 5,004,303,487
Number of portfolio holdings	1,740
Total advisory fees paid for the year	$ 29,181,634
Portfolio turnover rate for the year	114%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	9.7%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	7.4%
Semiconductors & Semiconductor Equipment	7.0%
Software	6.3%
Banks	5.5%
Commercial Mortgage-Backed Securities	5.4%
Technology Hardware, Storage & Peripherals	4.9%
Collateralized Loan Obligations	4.8%
Interactive Media & Services	4.1%
Automobiles	3.3%
Broadline Retail	2.6%
Financial Services	2.5%
Pharmaceuticals	2.4%
Capital Markets	2.1%
Oil, Gas & Consumable Fuels	1.8%
Health Care Equipment & Supplies	1.4%
Aerospace & Defense	1.4%
Insurance	1.3%
Consumer Staples Distribution & Retail	1.2%
Health Care Providers & Services	1.1%
Hotels, Restaurants & Leisure	1.1%
Electric	1.0%
Specialty Retail	1.0%
Entertainment	1.0%
Electric Utilities	0.9%
Industry Classification	% of Net Assets
Biotechnology	0.9%
Machinery	0.9%
U.S. Treasury Obligations	0.8%
Pipelines	0.8%
Chemicals	0.8%
Life Sciences Tools & Services	0.8%
Residential Mortgage-Backed Securities	0.7%
Communications Equipment	0.7%
Beverages	0.7%
Household Products	0.6%
Healthcare-Services	0.6%
IT Services	0.6%
Telecommunications	0.6%
Specialized REITs	0.5%
Food Products	0.5%
Electrical Equipment	0.5%
Ground Transportation	0.5%
Real Estate Investment Trusts (REITs)	0.5%
Others*	9.9%
Options Purchased	0.0%**
Options Written	(0.0)%**
103.1%
Liabilities in excess of other assets	(3.1)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager has agreed to contractually limit expenses to 0.61% through June 30, 2024 and; effective July 1, 2024, contractually limit expenses to 0.62% through June 30, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]	The Manager has agreed to contractually limit expenses to 0.61% through June 30, 2024 and; effective July 1, 2024, contractually limit expenses to 0.62% through June 30, 2025.
Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III
Shareholder Report [Line Items]
Fund Name	PSF PGIM Flexible Managed Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class III shares of PSF PGIM Flexible Managed Portfolio (the “Portfolio”)
for the period of January 1, 2024 to December 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Flexible Managed Portfolio—Class III	$94	0.87%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US stocks had a volatile end to 2024 but ultimately finished the reporting period with strong gains. While the Bloomberg US Aggregate Bond
Index experienced late-term volatility, it still closed the year ended December 31, 2024 with positive total returns.
■
The Portfolio’s overweight allocation to equities positively contributed to the Portfolio’s performance relative to its Custom Blended Index during the reporting period. The Portfolio increased its equity exposure in the first quarter of 2024 and retained the overweight allocation over the year, while also reducing its exposure to fixed income. The underweight allocation in fixed income was a steady contributor to performance, notwithstanding a temporary pullback in equities during the summer.
■
An off-benchmark position in international equities was generally flat for most of the reporting period before turning negative in the final months of 2024. Non-US stocks underperformed US equities in the run-up to, and following, the US presidential election.
■
The Portfolio held a very modest position in S&P 500 Index futures, which provided flexibility to manage the equity exposure and had a slightly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	15.23%	6.20%
S&P 500 Index	25.02%	11.45%
Custom Blended Index*	15.29%	6.49%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the S&P 500 Index (60%), Bloomberg US Aggregate Bond Index (35%), and FTSE 3-Month US Treasury Bill
Index (5%).

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 5,004,303,487
Holdings Count | Holding	1,740
Advisory Fees Paid, Amount	$ 29,181,634
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS
AS
OF 12/31/2024?

Portfolio’s net assets	$ 5,004,303,487
Number of portfolio holdings	1,740
Total advisory fees paid for the year	$ 29,181,634
Portfolio turnover rate for the year	114%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	9.7%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	7.4%
Semiconductors & Semiconductor Equipment	7.0%
Software	6.3%
Banks	5.5%
Commercial Mortgage-Backed Securities	5.4%
Technology Hardware, Storage & Peripherals	4.9%
Collateralized Loan Obligations	4.8%
Interactive Media & Services	4.1%
Automobiles	3.3%
Broadline Retail	2.6%
Financial Services	2.5%
Pharmaceuticals	2.4%
Capital Markets	2.1%
Oil, Gas & Consumable Fuels	1.8%
Health Care Equipment & Supplies	1.4%
Aerospace & Defense	1.4%
Insurance	1.3%
Consumer Staples Distribution & Retail	1.2%
Health Care Providers & Services	1.1%
Hotels, Restaurants & Leisure	1.1%
Electric	1.0%
Specialty Retail	1.0%
Entertainment	1.0%
Electric Utilities	0.9%
Industry Classification	% of Net Assets
Biotechnology	0.9%
Machinery	0.9%
U.S. Treasury Obligations	0.8%
Pipelines	0.8%
Chemicals	0.8%
Life Sciences Tools & Services	0.8%
Residential Mortgage-Backed Securities	0.7%
Communications Equipment	0.7%
Beverages	0.7%
Household Products	0.6%
Healthcare-Services	0.6%
IT Services	0.6%
Telecommunications	0.6%
Specialized REITs	0.5%
Food Products	0.5%
Electrical Equipment	0.5%
Ground Transportation	0.5%
Real Estate Investment Trusts (REITs)	0.5%
Others*	9.9%
Options Purchased	0.0%**
Options Written	(0.0)%**
103.1%
Liabilities in excess of other assets	(3.1)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager has agreed to contractually limit expenses to 0.61% through June 30, 2024 and; effective July 1, 2024, contractually limit expenses to 0.62% through June 30, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]	The Manager has agreed to contractually limit expenses to 0.61% through June 30, 2024 and; effective July 1, 2024, contractually limit expenses to 0.62% through June 30, 2025.
Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
PSF PGIM GOVERNMENT INCOME PORTFOLIO - Class I
Shareholder Report [Line Items]
Fund Name	PSF PGIM Government Income Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I shares of PSF PGIM Government Income Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Income Portfolio—Class I	$55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis points (bps) (one basis point equals 0.01%) rate cut followed by two separate 25-bps cuts. These rate cuts came after a re-steepening of the
US Treasury curve and greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
Security selection and sector allocation were the main drivers of the Portfolio’s outperformance versus the Bloomberg US Government Bond
Index during the reporting period. Overweight allocations to, and security selection in, the collateralized loan obligations AAA rated and non-agency AAA rated sectors, along with security selection in US Treasuries, were the largest contributors.
■
Duration (duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates) and yield curve positioning (a yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds) detracted from the Portfolio’s performance during the reporting period. An overweight allocation to mortgage-backed securities also detracted from performance.
■
During the reporting period, the Portfolio used interest rate swaps to help manage duration and yield curve exposure, which had a negligible impact on performance. The Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchases and sales of bonds. The use of futures detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	1.02%	-0.95%	0.80%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg US Government Bond Index	0.62%	-0.63%	0.85%
*The Portfolio has added this broad-based index in response to new regulatory requirements
.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 151,514,599
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 621,933
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS
AS
OF 12/31/2024?

Portfolio’s net assets	$ 151,514,599
Number of portfolio holdings	338
Total advisory fees paid for the year	$ 621,933
Portfolio turnover rate for the year	86%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?
Credit Quality	% of Total Investments
AAA	12.8
AA	83.5
Cash/Cash Equivalents	3.7
Total Investments	100.0

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF PGIM Government Income Portfolio (the “Target Portfolio”) into the PSF PGIM Total Return Bond Portfolio (the “Acquiring Portfolio”),
each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the
Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 28, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Objectives [Text Block]
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF PGIM Government Income Portfolio (the “Target Portfolio”) into the PSF PGIM Total Return Bond Portfolio (the “Acquiring Portfolio”),
each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the
Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 28, 2025.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
PSF PGIM Government Income Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	PSF PGIM Government Income Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class III shares of PSF PGIM Government Income Portfolio (the
“Portfolio”) for the period of January 1, 2024 to December 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Income Portfolio—Class III	$80	0.80%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis points (bps) (one basis point equals 0.01%) rate cut followed by two separate 25-bps cuts. These rate cuts came after a re-steepening of the
US Treasury curve and greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
Security selection and sector allocation were the main drivers of the Portfolio’s outperformance versus the Bloomberg US Government Bond
Index during the reporting period. Overweight allocations to, and security selection in, the collateralized loan obligations AAA rated and non-agency AAA rated sectors, along with security selection in US Treasuries, were the largest contributors.
■
Duration (duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates) and yield curve positioning (a yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different
maturities
for the same type of bonds) detracted from the Portfolio’s performance during the reporting period. An overweight allocation to mortgage-backed securities also detracted from performance.
■
During the reporting period, the Portfolio used interest rate swaps to help manage duration and yield curve exposure, which had a negligible impact on performance. The Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchases and sales of bonds. The use of futures detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	0.71%	-2.74%
Bloomberg US Aggregate Bond Index*	1.25%	-1.68%
Bloomberg US Government Bond Index	0.62%	-1.98%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
*The Portfolio has added this broad-based index in response to new regulatory requirements
.

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 151,514,599
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 621,933
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 151,514,599
Number of portfolio holdings	338
Total advisory fees paid for the year	$ 621,933
Portfolio turnover rate for the year	86%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?
Credit Quality	% of Total Investments
AAA	12.8
AA	83.5
Cash/Cash Equivalents	3.7
Total Investments	100.0

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF PGIM Government Income Portfolio (the “Target Portfolio”) into the PSF PGIM Total Return Bond Portfolio (the “Acquiring Portfolio”),
each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the
Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 28, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Objectives [Text Block]
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF PGIM Government Income Portfolio (the “Target Portfolio”) into the PSF PGIM Total Return Bond Portfolio (the “Acquiring Portfolio”),
each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the
Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 28, 2025.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
PSF PGIM Government Money Market Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	PSF PGIM Government Money Market Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class I shares of PSF PGIM Government Money Market Portfolio (the
“Portfolio”) for the period of January 1, 2024 to December 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Money Market Portfolio— Class I	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Net Assets	$ 1,375,708,739
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 3,870,509
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?
Portfolio’s net assets	$ 1,375,708,739
Number of portfolio holdings	87
Total advisory fees paid for the year	$ 3,870,509

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Sector Classification	% of Net Assets
Repurchase Agreements	46.4%
U.S. Government Agency Obligations	29.4%
U.S. Treasury Obligations	24.6%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - Class III
Shareholder Report [Line Items]
Fund Name	PSF PGIM Government Money Market Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class III shares of PSF PGIM Government Money Market Portfolio (the
“Portfolio”) for the period of January 1, 2024 to December 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Money Market Portfolio— Class III	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Net Assets	$ 1,375,708,739
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 3,870,509
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?
Portfolio’s net assets	$ 1,375,708,739
Number of portfolio holdings	87
Total advisory fees paid for the year	$ 3,870,509

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Sector Classification	% of Net Assets
Repurchase Agreements	46.4%
U.S. Government Agency Obligations	29.4%
U.S. Treasury Obligations	24.6%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

PSF PGIM HIGH YIELD BOND PORTFOLIO - Class I
Shareholder Report [Line Items]
Fund Name	PSF PGIM High Yield Bond Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I shares of PSF PGIM High Yield Bond Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM High Yield Bond Portfolio—Class I	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply compared with inflows of approximately $16 billion into high yield bond mutual funds and exchange-traded funds. Lower-quality bonds generally outperformed higher-quality bonds, with CCC-rated bonds outperforming both BB-rated and B-rated bonds.
■
During the reporting period, security selection in the electric utilities, healthcare and pharmaceuticals, and cable and satellite sectors contributed to returns relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index. An overweight allocation to, and security selection in, the emerging markets high yield bond sector also contributed positively to the Portfolio’s performance.
■
An underweight allocation to the US high yield bond market detracted from performance, as did security selection in the media and entertainment, chemicals, and midstream energy sectors.
■
During the reporting period, the Portfolio used US Treasury futures and total return swaps to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The impact of futures and swaps detracted from performance. The Portfolio also used credit derivatives in the form of the Credit Default Swap Index (CDX) and credit default swaps to manage the overall risk profile of the Portfolio, which had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	8.61%	4.50%	5.75%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	8.22%	4.12%	5.10%
*The Portfolio has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 715,687,264
Holdings Count | Holding	728
Advisory Fees Paid, Amount	$ 2,798,798
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 715,687,264
Number of portfolio holdings	728
Total advisory fees paid for the year	$ 2,798,798
Portfolio turnover rate for the year	37%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	0.4
AA	5.3
A	0.2
BBB	2.6
BB	33.3
B	35.8
CCC and Below	17.2
NR	3.2
Cash/Cash Equivalents	2.0
Total Investments	100.0

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

PSF PGIM HIGH YIELD BOND PORTFOLIO - Class III
Shareholder Report [Line Items]
Fund Name	PSF PGIM High Yield Bond Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class III shares of PSF PGIM High Yield Bond Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM High Yield Bond Portfolio—Class III	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply compared with inflows of approximately $16 billion into high yield bond mutual funds and exchange-traded funds. Lower-quality bonds generally outperformed higher-quality bonds, with CCC-rated bonds outperforming both BB-rated and B-rated bonds.
■
During the reporting period, security selection in the electric utilities, healthcare and pharmaceuticals, and cable and satellite sectors contributed to returns relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index. An overweight allocation to, and security selection in, the emerging markets high yield bond sector also contributed positively to the Portfolio’s performance.
■
An underweight allocation to the US high yield bond market detracted from performance, as did security selection in the media and entertainment, chemicals, and midstream energy sectors.
■
During the reporting period, the Portfolio used US Treasury futures and total return swaps to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The impact of futures and swaps detracted from performance. The Portfolio also used credit derivatives in the form of the Credit Default Swap Index (CDX) and credit default swaps to manage the overall risk profile of the Portfolio, which had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	8.21%	2.89%
Bloomberg US Aggregate Bond Index*	1.25%	-1.68%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	8.22%	3.28%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
*The Portfolio has added this broad-based index in response to new regulatory requirements.

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 715,687,264
Holdings Count | Holding	728
Advisory Fees Paid, Amount	$ 2,798,798
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 715,687,264
Number of portfolio holdings	728
Total advisory fees paid for the year	$ 2,798,798
Portfolio turnover rate for the year	37%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	0.4
AA	5.3
A	0.2
BBB	2.6
BB	33.3
B	35.8
CCC and Below	17.2
NR	3.2
Cash/Cash Equivalents	2.0
Total Investments	100.0

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

PSF PGIM Jennison Blend Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Blend Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I shares of PSF PGIM Jennison Blend Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class I	$52	0.46%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity market prices increased over the reporting period, ending the year at near-record levels, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve lowered the federal funds rate at each of its last three meetings in
2024, reducing the effective level of the funds rate from 5.3% to 4.3%. Equities—especially in cyclical and interest-rate-sensitive sectors of the market—responded favorably to the moves, along with the perceived pro-business stance of the incoming administration and steady growth in economic conditions during the reporting period. The year ended December 31, 2024 saw a repeat of the major equity market themes that have persisted since the end of the global financial crisis (2007-2009) with growth outperforming value, large caps outperforming small caps, and US securities outperforming non-US securities.
■
The Portfolio outperformed its benchmark, the Russell 1000 Value Index, over the reporting period. Security selection within the communication services (primarily entertainment holdings), utilities (driven by independent power and renewable electricity producers), and energy (led by oil, gas, and consumable fuels sectors), along with an underweight to health care, all contributed to the Portfolio’s outperformance of its benchmark. On an absolute performance basis, positions within information technology (especially semiconductors and semiconductor equipment and hardware, storage, and peripherals) were the primary drivers of performance.
■
Conversely, the Portfolio’s security selection in consumer discretionary (led by broadline retail), financials (especially banks), and industrials
(primarily electrical equipment) detracted the most from relative results during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	26.32%	14.25%	12.30%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Index	24.51%	14.28%	12.87%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 6,732,333,718
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 28,609,163
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 6,732,333,718
Number of portfolio holdings	98
Total advisory fees paid for the year	$ 28,609,163
Portfolio turnover rate for the year	102%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	9.5%
Software	8.9%
Technology Hardware, Storage & Peripherals	7.6%
Interactive Media & Services	7.2%
Banks	6.9%
Insurance	6.5%
Broadline Retail	4.2%
Affiliated Mutual Fund - Short-Term Investment (3.4% represents investments purchased with collateral from securities on loan)	3.9%
Machinery	3.2%
Oil, Gas & Consumable Fuels	2.9%
Entertainment	2.7%
Health Care Equipment & Supplies	2.7%
Aerospace & Defense	2.6%
Pharmaceuticals	2.6%
Consumer Staples Distribution & Retail	2.5%
Ground Transportation	2.4%
Capital Markets	2.1%
Multi-Utilities	1.6%
Automobiles	1.6%
Specialty Retail	1.5%
Communications Equipment	1.5%
Personal Care Products	1.5%
Hotels, Restaurants & Leisure	1.3%
Industry Classification	% of Net Assets
Financial Services	1.2%
Diversified Telecommunication Services	1.2%
Household Durables	1.2%
IT Services	1.1%
Health Care Providers & Services	0.9%
Biotechnology	0.8%
Electric Utilities	0.8%
Construction & Engineering	0.8%
Electrical Equipment	0.8%
Household Products	0.7%
Industrial Conglomerates	0.6%
Industrial REITs	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Commercial Services & Supplies	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Real Estate Management & Development	0.6%
Containers & Packaging	0.5%
Food Products	0.5%
Others*	1.9%
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”)  approved the reorganization (the “Reorganization”)
of PSF Natural Resources Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Objectives [Text Block]
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”)  approved the reorganization (the “Reorganization”)
of PSF Natural Resources Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
PSF PGIM Jennison Blend Portfolio - Class II [Member]
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Blend Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class II shares of PSF PGIM Jennison Blend Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class II	$97	0.86%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity market prices increased over the reporting period, ending the year at near-record levels, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve lowered the federal funds rate at each of its last three meetings in
2024, reducing the effective level of the funds rate from 5.3% to 4.3%. Equities—especially in cyclical and interest-rate-sensitive sectors of the market—responded favorably to the moves, along with the perceived pro-business stance of the incoming administration and steady growth in economic conditions during the reporting period. The year ended December 31, 2024 saw a repeat of the major equity market themes that have persisted since the end of the global financial crisis (2007-2009) with growth outperforming value, large caps outperforming small caps, and US securities outperforming non-US securities.
■
The Portfolio outperformed its benchmark, the Russell 1000 Value Index, over the reporting period. Security selection within the communication services (primarily entertainment holdings), utilities (driven by independent power and renewable electricity producers), and energy (led by oil, gas, and consumable fuels sectors), along with an underweight to health care, all contributed to the Portfolio’s outperformance of its benchmark. On an absolute performance basis, positions within information technology (especially semiconductors and semiconductor equipment and hardware, storage, and peripherals) were the primary drivers of performance.
■
Conversely, the Portfolio’s security selection in consumer discretionary (led by broadline retail), financials (especially banks), and industrials
(primarily electrical equipment) detracted the most from relative results during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	25.80%	13.79%	11.85%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Index	24.51%	14.28%	12.87%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 6,732,333,718
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 28,609,163
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 6,732,333,718
Number of portfolio holdings	98
Total advisory fees paid for the year	$ 28,609,163
Portfolio turnover rate for the year	102%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	9.5%
Software	8.9%
Technology Hardware, Storage & Peripherals	7.6%
Interactive Media & Services	7.2%
Banks	6.9%
Insurance	6.5%
Broadline Retail	4.2%
Affiliated Mutual Fund - Short-Term Investment (3.4% represents investments purchased with collateral from securities on loan)	3.9%
Machinery	3.2%
Oil, Gas & Consumable Fuels	2.9%
Entertainment	2.7%
Health Care Equipment & Supplies	2.7%
Aerospace & Defense	2.6%
Pharmaceuticals	2.6%
Consumer Staples Distribution & Retail	2.5%
Ground Transportation	2.4%
Capital Markets	2.1%
Multi-Utilities	1.6%
Automobiles	1.6%
Specialty Retail	1.5%
Communications Equipment	1.5%
Personal Care Products	1.5%
Hotels, Restaurants & Leisure	1.3%
Industry Classification	% of Net Assets
Financial Services	1.2%
Diversified Telecommunication Services	1.2%
Household Durables	1.2%
IT Services	1.1%
Health Care Providers & Services	0.9%
Biotechnology	0.8%
Electric Utilities	0.8%
Construction & Engineering	0.8%
Electrical Equipment	0.8%
Household Products	0.7%
Industrial Conglomerates	0.6%
Industrial REITs	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Commercial Services & Supplies	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Real Estate Management & Development	0.6%
Containers & Packaging	0.5%
Food Products	0.5%
Others*	1.9%
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”)  approved the reorganization (the “Reorganization”)
of PSF Natural Resources Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778
.

Material Fund Change Objectives [Text Block]
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”)  approved the reorganization (the “Reorganization”)
of PSF Natural Resources Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
PSF PGIM Jennison Blend Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Blend Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class III shares of PSF PGIM Jennison Blend Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class III	$80	0.71%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity market prices increased over the reporting period, ending the year at near-record levels, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve lowered the federal funds rate at each of its last three meetings in
2024, reducing the effective level of the funds rate from 5.3% to 4.3%. Equities—especially in cyclical and interest-rate-sensitive sectors of the market—responded favorably to the moves, along with the perceived pro-business stance of the incoming administration and steady growth in economic conditions during the reporting period. The year ended December 31, 2024 saw a repeat of the major equity market themes that have persisted since the end of the global financial crisis (2007-2009) with growth outperforming value, large caps outperforming small caps, and US securities outperforming non-US securities.
■
The Portfolio outperformed its benchmark, the Russell 1000 Value Index, over the reporting period. Security selection within the communication services (primarily entertainment holdings), utilities (driven by independent power and renewable electricity producers), and energy (led by oil, gas, and consumable fuels sectors), along with an underweight to health care, all contributed to the Portfolio’s outperformance of its benchmark. On an absolute performance basis, positions within information technology (especially semiconductors and semiconductor equipment and hardware, storage, and peripherals) were the primary drivers of performance.
■
Conversely, the Portfolio’s security selection in consumer discretionary (led by broadline retail), financials (especially banks), and industrials
(primarily electrical equipment) detracted the most from relative results during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	26.00%	9.32%
S&P 500 Index	25.02%	11.45%
Russell 1000 Index	24.51%	10.53%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 6,732,333,718
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 28,609,163
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 6,732,333,718
Number of portfolio holdings	98
Total advisory fees paid for the year	$ 28,609,163
Portfolio turnover rate for the year	102%

Holdings [Text Block]
WHAT
ARE
SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	9.5%
Software	8.9%
Technology Hardware, Storage & Peripherals	7.6%
Interactive Media & Services	7.2%
Banks	6.9%
Insurance	6.5%
Broadline Retail	4.2%
Affiliated Mutual Fund - Short-Term Investment (3.4% represents investments purchased with collateral from securities on loan)	3.9%
Machinery	3.2%
Oil, Gas & Consumable Fuels	2.9%
Entertainment	2.7%
Health Care Equipment & Supplies	2.7%
Aerospace & Defense	2.6%
Pharmaceuticals	2.6%
Consumer Staples Distribution & Retail	2.5%
Ground Transportation	2.4%
Capital Markets	2.1%
Multi-Utilities	1.6%
Automobiles	1.6%
Specialty Retail	1.5%
Communications Equipment	1.5%
Personal Care Products	1.5%
Hotels, Restaurants & Leisure	1.3%
Industry Classification	% of Net Assets
Financial Services	1.2%
Diversified Telecommunication Services	1.2%
Household Durables	1.2%
IT Services	1.1%
Health Care Providers & Services	0.9%
Biotechnology	0.8%
Electric Utilities	0.8%
Construction & Engineering	0.8%
Electrical Equipment	0.8%
Household Products	0.7%
Industrial Conglomerates	0.6%
Industrial REITs	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Commercial Services & Supplies	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Real Estate Management & Development	0.6%
Containers & Packaging	0.5%
Food Products	0.5%
Others*	1.9%
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”)  approved the reorganization (the “Reorganization”)
of PSF Natural Resources Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Objectives [Text Block]
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”)  approved the reorganization (the “Reorganization”)
of PSF Natural Resources Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Growth Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I shares of PSF PGIM Jennison Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class I	$72	0.62%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Positive investor reactions to a slowing pace of inflation and sustained economic growth led to increased capital asset prices over the reporting period, with equities ending the year at near-record levels. The US Federal Reserve lowered the federal funds interest rate at each of its last three meetings, bringing the effective level down from 5.3% at the start of the year to 4.3% as of December 31, 2024. Equities responded favorably to the moves, especially in interest-rate-sensitive sectors. The strength of corporate profits overall has been an important contributor to performance amidst the sustained growth of the US economy. Employment has remained at healthy levels throughout the period, although there have been signs of weakening in the past six months. While the rate of inflation declined during the reporting period, this trend has flattened out in recent months.
■
The Portfolio’s positions within the information technology sector (especially semiconductors and semiconductor equipment) added the most to the Portfolio’s strong absolute performance during the reporting period. Relative to the Russell 1000 Growth Index (the Index), security selection within the health care (led by health care equipment and supplies), communication services (especially entertainment), and consumer staples (distribution and retail and personal care products) sectors was the largest contributor to the Portfolio’s performance.
■
While the Portfolio had strong absolute performance for 2024, relative results fell short of the Index for the period. Compared to the Index, the
Portfolio’s stock selection within the consumer discretionary (led by broadline retail and textiles, apparel, and luxury goods) and industrials
(driven by aerospace and defense) sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	30.88%	17.83%	16.33%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 3,807,609,157
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 21,155,494
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 3,807,609,157
Number of portfolio holdings	55
Total advisory fees paid for the year	$ 21,155,494
Portfolio turnover rate for the year	31%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.2%
Software	15.6%
Broadline Retail	9.4%
Interactive Media & Services	9.4%
Entertainment	6.4%
Technology Hardware, Storage & Peripherals	5.9%
Pharmaceuticals	4.5%
Financial Services	4.4%
Consumer Staples Distribution & Retail	3.8%
Automobiles	3.2%
Specialty Retail	2.9%
Hotels, Restaurants & Leisure	2.9%
Aerospace & Defense	2.5%
Health Care Equipment & Supplies	2.1%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	2.0%
Industry Classification	% of Net Assets
Electrical Equipment	1.7%
Capital Markets	1.4%
Biotechnology	1.4%
Ground Transportation	1.2%
Media	1.1%
Insurance	1.1%
Textiles, Apparel & Luxury Goods	0.8%
IT Services	0.8%
100.7%
Liabilities in excess of other assets	(0.7)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF Mid-Cap Growth Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Growth Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target
Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Objectives [Text Block]
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF Mid-Cap Growth Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Growth Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target
Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Growth Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class II shares of PSF PGIM Jennison Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class II	$117	1.02%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Positive investor reactions to a slowing pace of inflation and sustained economic growth led to increased capital asset prices over the reporting period, with equities ending the year at near-record levels. The US Federal Reserve lowered the federal funds interest rate at each of its last three meetings, bringing the effective level down from 5.3% at the start of the year to 4.3% as of December 31, 2024. Equities responded favorably to the moves, especially in interest-rate-sensitive sectors. The strength of corporate profits overall has been an important contributor to performance amidst the sustained growth of the US economy. Employment has remained at healthy levels throughout the period, although there have been signs of weakening in the past six months. While the rate of inflation declined during the reporting period, this trend has flattened out in recent months.
■
The Portfolio’s positions within the information technology sector (especially semiconductors and semiconductor equipment) added the most to the Portfolio’s strong absolute performance during the reporting period. Relative to the Russell 1000 Growth Index (the Index), security selection within the health care (led by health care equipment and supplies), communication services (especially entertainment), and consumer staples (distribution and retail and personal care products) sectors was the largest contributor to the Portfolio’s performance.
■
While the Portfolio had strong absolute performance for 2024, relative results fell short of the Index for the period. Compared to the Index, the
Portfolio’s stock selection within the consumer discretionary (led by broadline retail and textiles, apparel, and luxury goods) and industrials
(driven by aerospace and defense) sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	30.35%	17.36%	15.87%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 3,807,609,157
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 21,155,494
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
WHAT ARE
SOME
KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 3,807,609,157
Number of portfolio holdings	55
Total advisory fees paid for the year	$ 21,155,494
Portfolio turnover rate for the year	31%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.2%
Software	15.6%
Broadline Retail	9.4%
Interactive Media & Services	9.4%
Entertainment	6.4%
Technology Hardware, Storage & Peripherals	5.9%
Pharmaceuticals	4.5%
Financial Services	4.4%
Consumer Staples Distribution & Retail	3.8%
Automobiles	3.2%
Specialty Retail	2.9%
Hotels, Restaurants & Leisure	2.9%
Aerospace & Defense	2.5%
Health Care Equipment & Supplies	2.1%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	2.0%
Industry Classification	% of Net Assets
Electrical Equipment	1.7%
Capital Markets	1.4%
Biotechnology	1.4%
Ground Transportation	1.2%
Media	1.1%
Insurance	1.1%
Textiles, Apparel & Luxury Goods	0.8%
IT Services	0.8%
100.7%
Liabilities in excess of other assets	(0.7)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF Mid-Cap Growth Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Growth Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target
Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Objectives [Text Block]
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF Mid-Cap Growth Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Growth Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target
Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Growth Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class III shares of PSF PGIM Jennison Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class III	$100	0.87%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Positive investor reactions to a slowing pace of inflation and sustained economic growth led to increased capital asset prices over the reporting period, with equities ending the year at near-record levels. The US Federal Reserve lowered the federal funds interest rate at each of its last three meetings, bringing the effective level down from 5.3% at the start of the year to 4.3% as of December 31, 2024. Equities responded favorably to the moves, especially in interest-rate-sensitive sectors. The strength of corporate profits overall has been an important contributor to performance amidst the sustained growth of the US economy. Employment has remained at healthy levels throughout the period, although there have been signs of weakening in the past six months. While the rate of inflation declined during the reporting period, this trend has flattened out in recent months.
■
The Portfolio’s positions within the information technology sector (especially semiconductors and semiconductor equipment) added the most to the Portfolio’s strong absolute performance during the reporting period. Relative to the Russell 1000 Growth Index (the Index), security selection within the health care (led by health care equipment and supplies), communication services (especially entertainment), and consumer staples (distribution and retail and personal care products) sectors was the largest contributor to the Portfolio’s performance.
■
While the Portfolio had strong absolute performance for 2024, relative results fell short of the Index for the period. Compared to the Index, the
Portfolio’s stock selection within the consumer discretionary (led by broadline retail and textiles, apparel, and luxury goods) and industrials
(driven by aerospace and defense) sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	30.54%	9.16%
S&P 500 Index	25.02%	11.45%
Russell 1000 Growth Index	33.36%	13.59%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 3,807,609,157
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 21,155,494
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 3,807,609,157
Number of portfolio holdings	55
Total advisory fees paid for the year	$ 21,155,494
Portfolio turnover rate for the year	31%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.2%
Software	15.6%
Broadline Retail	9.4%
Interactive Media & Services	9.4%
Entertainment	6.4%
Technology Hardware, Storage & Peripherals	5.9%
Pharmaceuticals	4.5%
Financial Services	4.4%
Consumer Staples Distribution & Retail	3.8%
Automobiles	3.2%
Specialty Retail	2.9%
Hotels, Restaurants & Leisure	2.9%
Aerospace & Defense	2.5%
Health Care Equipment & Supplies	2.1%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	2.0%
Industry Classification	% of Net Assets
Electrical Equipment	1.7%
Capital Markets	1.4%
Biotechnology	1.4%
Ground Transportation	1.2%
Media	1.1%
Insurance	1.1%
Textiles, Apparel & Luxury Goods	0.8%
IT Services	0.8%
100.7%
Liabilities in excess of other assets	(0.7)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF Mid-Cap Growth Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Growth Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target
Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Objectives [Text Block]
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF Mid-Cap Growth Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Growth Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target
Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
PSF PGIM JENNISON VALUE PORTFOLIO - Class I
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Value Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I shares of PSF PGIM Jennison Value Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class I	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity market prices increased over the reporting period, ending the year at near-record levels, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve lowered the federal funds rate at each of its last three meetings in
2024, reducing the effective level of the funds rate from 5.3% to 4.3%. Equities—especially in cyclical and interest-rate-sensitive sectors of the market—responded favorably to the moves, along with the perceived pro-business stance of the incoming administration and steady growth in economic conditions during the reporting period. The year ended December 31, 2024 saw a repeat of the major equity market themes that have persisted since the end of the global financial crisis (2007-2009), with growth outperforming value, large cap outperforming small cap, and
US securities outperforming non-US securities.
■
The Portfolio significantly outperformed its benchmark, the Russell 1000 Value Index (the Index), over the reporting period. Security selection within information technology (especially semiconductors and semiconductor equipment and hardware, storage, and peripherals), health care
(led by pharmaceuticals), communication services (primarily positions in interactive media and services), energy (oil and gas), and financials
(banks) were the main contributors to the Portfolio’s solid absolute performance and its relative outperformance of the Index during the reporting period.
■
Conversely, the Portfolio’s security selection within real estate (primarily health care-related real estate investment trusts) and consumer discretionary (led by hotels, restaurants and leisure, and automobile components), along with an overweight to energy relative to its benchmark, detracted the most from relative results during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	20.97%	11.18%	8.73%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,791,181,352
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 6,834,073
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
WHAT
ARE
SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 1,791,181,352
Number of portfolio holdings	61
Total advisory fees paid for the year	$ 6,834,073
Portfolio turnover rate for the year	23%

Holdings [Text Block]
WHAT
ARE
SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Banks	13.8%
Oil, Gas & Consumable Fuels	9.2%
Affiliated Mutual Fund - Short-Term Investment (5.6% represents investments purchased with collateral from securities on loan)	8.1%
Aerospace & Defense	6.1%
Insurance	5.9%
Capital Markets	5.0%
Software	4.9%
Multi-Utilities	4.9%
Pharmaceuticals	4.5%
Consumer Staples Distribution & Retail	3.5%
Biotechnology	3.2%
Machinery	3.2%
Interactive Media & Services	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Chemicals	2.5%
Semiconductors & Semiconductor Equipment	2.4%
Communications Equipment	2.0%
Automobiles	2.0%
Electric Utilities	1.7%
Industry Classification	% of Net Assets
Specialized REITs	1.5%
Personal Care Products	1.5%
Hotels, Restaurants & Leisure	1.4%
Building Products	1.4%
Specialty Retail	1.3%
Ground Transportation	1.3%
Passenger Airlines	1.2%
Residential REITs	1.2%
Health Care Equipment & Supplies	1.2%
Beverages	1.2%
Industrial REITs	0.9%
Household Durables	0.9%
Health Care Providers & Services	0.9%
Entertainment	0.8%
Food Products	0.8%
105.5%
Liabilities in excess of other assets	(5.5)%
100.0%

PSF PGIM JENNISON VALUE PORTFOLIO - Class II
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Value Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class II shares of PSF PGIM Jennison Value Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class II	$90	0.82%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity market prices increased over the reporting period, ending the year at near-record levels, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve lowered the federal funds rate at each of its last three meetings in
2024, reducing the effective level of the funds rate from 5.3% to 4.3%. Equities—especially in cyclical and interest-rate-sensitive sectors of the market—responded favorably to the moves, along with the perceived pro-business stance of the incoming administration and steady growth in economic conditions during the reporting period. The year ended December 31, 2024 saw a repeat of the major equity market themes that have persisted since the end of the global financial crisis (2007-2009), with growth outperforming value, large cap outperforming small cap, and
US securities outperforming non-US securities.
■
The Portfolio significantly outperformed its benchmark, the Russell 1000 Value Index (the Index), over the reporting period. Security selection within information technology (especially semiconductors and semiconductor equipment and hardware, storage, and peripherals), health care
(led by pharmaceuticals), communication services (primarily positions in interactive media and services), energy (oil and gas), and financials
(banks) were the main contributors to the Portfolio’s solid absolute performance and its relative outperformance of the Index during the reporting period.
■
Conversely, the Portfolio’s security selection within real estate (primarily health care-related real estate investment trusts) and consumer discretionary (led by hotels, restaurants and leisure, and automobile components), along with an overweight to energy relative to its benchmark, detracted the most from relative results during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	20.48%	10.74%	8.30%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,791,181,352
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 6,834,073
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
WHAT
ARE
SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 1,791,181,352
Number of portfolio holdings	61
Total advisory fees paid for the year	$ 6,834,073
Portfolio turnover rate for the year	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Banks	13.8%
Oil, Gas & Consumable Fuels	9.2%
Affiliated Mutual Fund - Short-Term Investment (5.6% represents investments purchased with collateral from securities on loan)	8.1%
Aerospace & Defense	6.1%
Insurance	5.9%
Capital Markets	5.0%
Software	4.9%
Multi-Utilities	4.9%
Pharmaceuticals	4.5%
Consumer Staples Distribution & Retail	3.5%
Biotechnology	3.2%
Machinery	3.2%
Interactive Media & Services	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Chemicals	2.5%
Semiconductors & Semiconductor Equipment	2.4%
Communications Equipment	2.0%
Automobiles	2.0%
Electric Utilities	1.7%
Industry Classification	% of Net Assets
Specialized REITs	1.5%
Personal Care Products	1.5%
Hotels, Restaurants & Leisure	1.4%
Building Products	1.4%
Specialty Retail	1.3%
Ground Transportation	1.3%
Passenger Airlines	1.2%
Residential REITs	1.2%
Health Care Equipment & Supplies	1.2%
Beverages	1.2%
Industrial REITs	0.9%
Household Durables	0.9%
Health Care Providers & Services	0.9%
Entertainment	0.8%
Food Products	0.8%
105.5%
Liabilities in excess of other assets	(5.5)%
100.0%

PSF PGIM Jennison Value Portfolio - Class III [Member]
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Value Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class III shares of PSF PGIM Jennison Value Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class III	$74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity market prices increased over the reporting period, ending the year at near-record levels, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve lowered the federal funds rate at each of its last three meetings in
2024, reducing the effective level of the funds rate from 5.3% to 4.3%. Equities—especially in cyclical and interest-rate-sensitive sectors of the market—responded favorably to the moves, along with the perceived pro-business stance of the incoming administration and steady growth in economic conditions during the reporting period. The year ended December 31, 2024 saw a repeat of the major equity market themes that have persisted since the end of the global financial crisis (2007-2009), with growth outperforming value, large cap outperforming small cap, and
US securities outperforming non-US securities.
■
The Portfolio significantly outperformed its benchmark, the Russell 1000 Value Index (the Index), over the reporting period. Security selection within information technology (especially semiconductors and semiconductor equipment and hardware, storage, and peripherals), health care
(led by pharmaceuticals), communication services (primarily positions in interactive media and services), energy (oil and gas), and financials
(banks) were the main contributors to the Portfolio’s solid absolute performance and its relative outperformance of the Index during the reporting period.
■
Conversely, the Portfolio’s security selection within real estate (primarily health care-related real estate investment trusts) and consumer discretionary (led by hotels, restaurants and leisure, and automobile components), along with an overweight to energy relative to its benchmark, detracted the most from relative results during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	20.65%	9.91%
S&P 500 Index	25.02%	11.45%
Russell 1000 Value Index	14.37%	6.85%

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,791,181,352
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 6,834,073
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 1,791,181,352
Number of portfolio holdings	61
Total advisory fees paid for the year	$ 6,834,073
Portfolio turnover rate for the year	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Banks	13.8%
Oil, Gas & Consumable Fuels	9.2%
Affiliated Mutual Fund - Short-Term Investment (5.6% represents investments purchased with collateral from securities on loan)	8.1%
Aerospace & Defense	6.1%
Insurance	5.9%
Capital Markets	5.0%
Software	4.9%
Multi-Utilities	4.9%
Pharmaceuticals	4.5%
Consumer Staples Distribution & Retail	3.5%
Biotechnology	3.2%
Machinery	3.2%
Interactive Media & Services	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Chemicals	2.5%
Semiconductors & Semiconductor Equipment	2.4%
Communications Equipment	2.0%
Automobiles	2.0%
Electric Utilities	1.7%
Industry Classification	% of Net Assets
Specialized REITs	1.5%
Personal Care Products	1.5%
Hotels, Restaurants & Leisure	1.4%
Building Products	1.4%
Specialty Retail	1.3%
Ground Transportation	1.3%
Passenger Airlines	1.2%
Residential REITs	1.2%
Health Care Equipment & Supplies	1.2%
Beverages	1.2%
Industrial REITs	0.9%
Household Durables	0.9%
Health Care Providers & Services	0.9%
Entertainment	0.8%
Food Products	0.8%
105.5%
Liabilities in excess of other assets	(5.5)%
100.0%

PSF PGIM Total Return Bond Portfolio - Class 1
Shareholder Report [Line Items]
Fund Name	PSF PGIM Total Return Bond Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I shares of PSF PGIM Total Return Bond Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Total Return Bond Portfolio—Class I	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis points (bps) (one basis point equals 0.01%) rate cut followed by two separate 25-bps cuts. These rate cuts came after a re-steepening of the
US Treasury curve and greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
Security selection and sector allocation were the main drivers of the Portfolio’s outperformance versus the Bloomberg US Aggregate Bond
Index during the reporting period. Overweight allocations to, and security selection in, the collateralized loan obligations AAA rated, non-agency collateralized mortgage-backed securities (CMBS) AAA rated, US investment grade corporate bond, and non-agency CMBS AA-and-below sectors contributed the most to performance. Security selection in US high yield bonds and an overweight allocation to emerging markets high yield bonds also contributed significantly to performance.
■
Duration (duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates) and yield curve positioning (a yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities and is created by plotting the yields of different maturities for the same type of bonds) detracted from the Portfolio’s performance during the reporting period. Selection in US Treasuries also detracted from performance.
■
During the reporting period, the Portfolio used total return and interest rate swaps to help manage duration and yield curve exposure. In aggregate, the use of these swaps had a negative impact on performance. In addition, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures had a negative impact on performance. The Portfolio also used credit derivatives in the form of the Credit Default Swap Index to manage credit risk, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	3.00%	0.26%	2.37%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 2,271,288,560
Holdings Count | Holding	1,832
Advisory Fees Paid, Amount	$ 6,823,995
Investment Company, Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 2,271,288,560
Number of portfolio holdings	1,832
Total advisory fees paid for the year	$ 6,823,995
Portfolio turnover rate for the year	111%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	27.7
AA	36.0
A	9.5
BBB	15.5
BB	5.4
B	3.7
CCC and Below	0.9
NR	2.5
Cash/Cash Equivalents	(1.2)
Total Investments	100.0

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily
indicate low credit quality. The ratings category may include derivative instruments
that could have a negative value. Credit quality ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF PGIM Government Income Portfolio (the “Target Portfolio”) into the PSF PGIM Total Return Bond Portfolio (the “Acquiring Portfolio”),
each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the
Target Portfolio’s shareholders to vote on the proposed Reorganization will
be held on or about March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 28, 2025.

For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Objectives [Text Block]
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF PGIM Government Income Portfolio (the “Target Portfolio”) into the PSF PGIM Total Return Bond Portfolio (the “Acquiring Portfolio”),
each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the
Target Portfolio’s shareholders to vote on the proposed Reorganization will
be held on or about March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 28, 2025.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
PSF PGIM Total Return Bond Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	PSF PGIM Total Return Bond Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class III shares of PSF PGIM Total Return Bond Portfolio (the “Portfolio”)
for the period of January 1, 2024 to December 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Total Return Bond Portfolio—Class III	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis points (bps) (one basis point equals 0.01%) rate cut followed by two separate 25-bps cuts. These rate cuts came after a re-steepening of the
US Treasury curve and greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
Security selection and sector allocation were the main drivers of the Portfolio’s outperformance versus the Bloomberg US Aggregate Bond
Index during the reporting period. Overweight allocations to, and security selection in, the collateralized loan obligations AAA rated, non-agency collateralized mortgage-backed securities (CMBS) AAA rated, US investment grade corporate bond, and non-agency CMBS AA-and-below sectors contributed the most to performance. Security selection in US high yield bonds and an overweight allocation to emerging markets high yield bonds also contributed significantly to performance.
■
Duration (duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates) and yield curve positioning (a yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities and is created by plotting the yields of different maturities for the same type of bonds) detracted from the Portfolio’s performance during the reporting period. Selection in US Treasuries also detracted from performance.
■
During the reporting period, the Portfolio used total return and interest rate swaps to help manage duration and yield curve exposure. In aggregate, the use of these swaps had a negative impact on performance. In addition, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures had a negative impact on performance. The Portfolio also used credit derivatives in the form of the Credit Default Swap Index to manage credit risk, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	2.67%	-1.35%
Bloomberg US Aggregate Bond Index	1.25%	-1.68%

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 2,271,288,560
Holdings Count | Holding	1,832
Advisory Fees Paid, Amount	$ 6,823,995
Investment Company, Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 2,271,288,560
Number of portfolio holdings	1,832
Total advisory fees paid for the year	$ 6,823,995
Portfolio turnover rate for the year	111%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	27.7
AA	36.0
A	9.5
BBB	15.5
BB	5.4
B	3.7
CCC and Below	0.9
NR	2.5
Cash/Cash Equivalents	(1.2)
Total Investments	100.0

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF PGIM Government Income Portfolio (the “Target Portfolio”) into the PSF PGIM Total Return Bond Portfolio (the “Acquiring Portfolio”),
each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the
Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 28, 2025.

For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Objectives [Text Block]
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF PGIM Government Income Portfolio (the “Target Portfolio”) into the PSF PGIM Total Return Bond Portfolio (the “Acquiring Portfolio”),
each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the
Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 28, 2025.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PSF Small-Cap Stock Index Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I shares of PSF Small-Cap Stock Index Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Small-Cap Stock Index Portfolio—Class I	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The reporting period started off strong for domestic equity markets. Anticipation of US Federal Reserve (Fed) interest rate cuts, slowing inflation, and the excitement of artificial intelligence resulted in strong returns in the first quarter of 2024, especially for large-cap stocks.
■
The second quarter of the reporting period started off weak due to renewed inflation concerns and tensions in the Middle East. Performance for mega-cap stocks rebounded as Fed Chair Powell eased concerns about further interest rate tightening. Interest rates held steady during the second quarter, and the market reduced its expectations for further interest rate cuts in 2024. Large-cap stocks finished higher than small-cap stocks during the second quarter, as smaller companies were more affected by the reduced outlook for interest rate cuts.
■
Fed policy again dominated headlines and acted as the main catalyst for equity returns in the third quarter of the reporting period. The Fed lowered interest rates by 50 basis points (bps), matching investor expectations. While all segments of the domestic equity market responded positively, smaller companies were the standout.
■
Equity performance was mixed in the final quarter of 2024. Equities experienced a post-election bump early in the quarter, but hawkish comments from the Fed led to a domestic equity market pullback ending with small gains in the large-cap segment. Small caps were slightly negative. For the year ended December 31, 2024, the S&P 500 Index returned 25.02% while the S&P 600 Index was up 8.70%.
■
The Portfolio used stock index futures to equitize cash and enhance portfolio liquidity, which had a negligible effect on performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	8.36%	8.02%	8.66%
S&P 500 Index *	25.02%	14.53%	13.10%
S&P SmallCap 600 Index	8.70%	8.36%	8.96%
*The Portfolio has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,270,756,054
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 4,327,867
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 1,270,756,054
Number of portfolio holdings	608
Total advisory fees paid for the year	$ 4,327,867
Portfolio turnover rate for the year	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (23.2% represents investments purchased with collateral from securities on loan)	23.5%
Banks	9.1%
Machinery	4.2%
Specialty Retail	4.0%
Software	3.9%
Health Care Equipment & Supplies	3.8%
Electronic Equipment, Instruments & Components	3.4%
Semiconductors & Semiconductor Equipment	3.2%
Household Durables	3.2%
Capital Markets	2.7%
Health Care Providers & Services	2.7%
Building Products	2.7%
Oil, Gas & Consumable Fuels	2.5%
Financial Services	2.5%
Insurance	2.4%
Commercial Services & Supplies	2.2%
Biotechnology	2.2%
Hotels, Restaurants & Leisure	2.2%
Energy Equipment & Services	2.2%
Retail REITs	1.9%
Chemicals	1.9%
Metals & Mining	1.8%
Textiles, Apparel & Luxury Goods	1.7%
Pharmaceuticals	1.7%
Professional Services	1.5%
Construction & Engineering	1.4%
Automobile Components	1.4%
Trading Companies & Distributors	1.4%
Diversified Consumer Services	1.2%
Passenger Airlines	1.2%
Food Products	1.2%
Industry Classification	% of Net Assets
Aerospace & Defense	1.2%
Interactive Media & Services	1.2%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.1%
Consumer Finance	0.9%
Hotel & Resort REITs	0.8%
Communications Equipment	0.8%
Ground Transportation	0.8%
Media	0.8%
Diversified REITs	0.8%
Industrial REITs	0.7%
Unaffiliated Exchange-Traded Funds	0.7%
Health Care REITs	0.7%
Diversified Telecommunication Services	0.7%
Consumer Staples Distribution & Retail	0.7%
Gas Utilities	0.6%
Water Utilities	0.6%
Real Estate Management & Development	0.6%
Household Products	0.6%
Broadline Retail	0.5%
Specialized REITs	0.5%
Entertainment	0.5%
IT Services	0.5%
Containers & Packaging	0.5%
Electric Utilities	0.5%
Life Sciences Tools & Services	0.5%
Others*	3.4%
123.2%
Liabilities in excess of other assets	(23.2)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III
Shareholder Report [Line Items]
Fund Name	PSF Small-Cap Stock Index Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class III shares of PSF Small-Cap Stock Index Portfolio (the “Portfolio”)
for the period of January 1, 2024 to December 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Small-Cap Stock Index Portfolio—Class III	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The reporting period started off strong for domestic equity markets. Anticipation of US Federal Reserve (Fed) interest rate cuts, slowing inflation, and the excitement of artificial intelligence resulted in strong returns in the first quarter of 2024, especially for large-cap stocks.
■
The second quarter of the reporting period started off weak due to renewed inflation concerns and tensions in the Middle East. Performance for mega-cap stocks rebounded as Fed Chair Powell eased concerns about further interest rate tightening. Interest rates held steady during the second quarter, and the market reduced its expectations for further interest rate cuts in 2024. Large-cap stocks finished higher than small-cap stocks during the second quarter, as smaller companies were more affected by the reduced outlook for interest rate cuts.
■
Fed policy again dominated headlines and acted as the main catalyst for equity returns in the third quarter of the reporting period. The Fed lowered interest rates by 50 basis points (bps), matching investor expectations. While all segments of the domestic equity market responded positively, smaller companies were the standout.
■
Equity performance was mixed in the final quarter of 2024. Equities experienced a post-election bump early in the quarter, but hawkish comments from the Fed led to a domestic equity market pullback ending with small gains in the large-cap segment. Small caps were slightly negative. For the year ended December 31, 2024, the S&P 500 Index returned 25.02% while the S&P 600 Index was up 8.70%.
■
The Portfolio used stock index futures to equitize cash and enhance portfolio liquidity, which had a negligible effect on performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	8.08%	2.27%
S&P 500 Index*	25.02%	11.45%
S&P SmallCap 600 Index	8.70%	2.95%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
*The Portfolio has added this broad-based index in response to new regulatory requirements.

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,270,756,054
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 4,327,867
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 1,270,756,054
Number of portfolio holdings	608
Total advisory fees paid for the year	$ 4,327,867
Portfolio turnover rate for the year	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (23.2% represents investments purchased with collateral from securities on loan)	23.5%
Banks	9.1%
Machinery	4.2%
Specialty Retail	4.0%
Software	3.9%
Health Care Equipment & Supplies	3.8%
Electronic Equipment, Instruments & Components	3.4%
Semiconductors & Semiconductor Equipment	3.2%
Household Durables	3.2%
Capital Markets	2.7%
Health Care Providers & Services	2.7%
Building Products	2.7%
Oil, Gas & Consumable Fuels	2.5%
Financial Services	2.5%
Insurance	2.4%
Commercial Services & Supplies	2.2%
Biotechnology	2.2%
Hotels, Restaurants & Leisure	2.2%
Energy Equipment & Services	2.2%
Retail REITs	1.9%
Chemicals	1.9%
Metals & Mining	1.8%
Textiles, Apparel & Luxury Goods	1.7%
Pharmaceuticals	1.7%
Professional Services	1.5%
Construction & Engineering	1.4%
Automobile Components	1.4%
Trading Companies & Distributors	1.4%
Diversified Consumer Services	1.2%
Passenger Airlines	1.2%
Food Products	1.2%
Industry Classification	% of Net Assets
Aerospace & Defense	1.2%
Interactive Media & Services	1.2%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.1%
Consumer Finance	0.9%
Hotel & Resort REITs	0.8%
Communications Equipment	0.8%
Ground Transportation	0.8%
Media	0.8%
Diversified REITs	0.8%
Industrial REITs	0.7%
Unaffiliated Exchange-Traded Funds	0.7%
Health Care REITs	0.7%
Diversified Telecommunication Services	0.7%
Consumer Staples Distribution & Retail	0.7%
Gas Utilities	0.6%
Water Utilities	0.6%
Real Estate Management & Development	0.6%
Household Products	0.6%
Broadline Retail	0.5%
Specialized REITs	0.5%
Entertainment	0.5%
IT Services	0.5%
Containers & Packaging	0.5%
Electric Utilities	0.5%
Life Sciences Tools & Services	0.5%
Others*	3.4%
123.2%
Liabilities in excess of other assets	(23.2)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

PSF Stock Index Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	PSF Stock Index Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I shares of PSF Stock Index Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Stock Index Portfolio—Class I	$30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The reporting period started off strong for domestic equity markets. Anticipation of US Federal Reserve (Fed) interest rate cuts, slowing inflation, and the excitement of artificial intelligence resulted in strong returns in the first quarter of 2024, especially for large-cap stocks.
■
The second quarter of the reporting period started off weak due to renewed inflation concerns and tensions in the Middle East. Performance for mega-cap stocks rebounded as Fed Chair Powell eased concerns about further interest rate tightening. Interest rates held steady during the second quarter, and the market reduced its expectations for further interest rate cuts in 2024. Large-cap stocks finished higher than small-cap stocks during the second quarter, as smaller companies were more affected by the reduced outlook for interest rate cuts.
■
Fed policy again dominated headlines and acted as the main catalyst for equity returns in the third quarter of the reporting period. The Fed lowered interest rates by 50 basis points (bps), matching investor expectations. While all segments of the domestic equity market responded positively, smaller companies were the standout.
■
Equity performance was mixed in the final quarter of 2024. Equities experienced a post-election bump early in the quarter, but hawkish comments from the Fed led to a domestic equity market pullback ending with small gains in the large-cap segment. Small caps were slightly negative. For the year ended December 31, 2024, the S&P 500 Index returned 25.02% while the S&P 600 Index was up 8.70%.
■
The Portfolio used stock index futures to equitize cash and enhance portfolio liquidity, which had a negligible effect on performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	24.65%	14.19%	12.80%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 8,764,975,768
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 21,727,770
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 8,764,975,768
Number of portfolio holdings	509
Total advisory fees paid for the year	$ 21,727,770
Portfolio turnover rate for the year	3%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.2%
Software	10.1%
Technology Hardware, Storage & Peripherals	7.7%
Interactive Media & Services	6.4%
Affiliated Mutual Fund - Short-Term Investment (3.8% represents investments purchased with collateral from securities on loan)	5.8%
Financial Services	4.3%
Broadline Retail	4.0%
Banks	3.3%
Capital Markets	3.0%
Pharmaceuticals	3.0%
Oil, Gas & Consumable Fuels	2.8%
Automobiles	2.4%
Health Care Equipment & Supplies	2.2%
Insurance	2.0%
Health Care Providers & Services	2.0%
Consumer Staples Distribution & Retail	1.9%
Hotels, Restaurants & Leisure	1.9%
Aerospace & Defense	1.8%
Specialty Retail	1.8%
Machinery	1.5%
Biotechnology	1.5%
Unaffiliated Exchange-Traded Funds	1.5%
Electric Utilities	1.4%
Entertainment	1.3%
Industry Classification	% of Net Assets
Chemicals	1.2%
Beverages	1.1%
IT Services	1.1%
Household Products	1.1%
Life Sciences Tools & Services	1.0%
Communications Equipment	0.9%
Specialized REITs	0.9%
Ground Transportation	0.8%
Electrical Equipment	0.8%
Diversified Telecommunication Services	0.6%
Professional Services	0.6%
Food Products	0.6%
Multi-Utilities	0.6%
Consumer Finance	0.6%
Electronic Equipment, Instruments & Components	0.6%
Tobacco	0.5%
Commercial Services & Supplies	0.5%
Building Products	0.5%
Media	0.5%
Others*	4.6%
103.9%
Liabilities in excess of other assets	(3.9)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective July 1, 2024, the Manager has agreed to voluntarily waive 0.03% of its investment management fee.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
PSF STOCK INDEX PORTFOLIO - Class III
Shareholder Report [Line Items]
Fund Name	PSF Stock Index Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class III shares of PSF Stock Index Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Stock Index Portfolio—Class III	$58	0.52%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
WHAT
AFFECTED
THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The reporting period started off strong for domestic equity markets. Anticipation of US Federal Reserve (Fed) interest rate cuts, slowing inflation, and the excitement of artificial intelligence resulted in strong returns in the first quarter of 2024, especially for large-cap stocks.
■
The second quarter of the reporting period started off weak due to renewed inflation concerns and tensions in the Middle East. Performance for mega-cap stocks rebounded as Fed Chair Powell eased concerns about further interest rate tightening. Interest rates held steady during the second quarter, and the market reduced its expectations for further interest rate cuts in 2024. Large-cap stocks finished higher than small-cap stocks during the second quarter, as smaller companies were more affected by the reduced outlook for interest rate cuts.
■
Fed policy again dominated headlines and acted as the main catalyst for equity returns in the third quarter of the reporting period. The Fed lowered interest rates by 50 basis points (bps), matching investor expectations. While all segments of the domestic equity market responded positively, smaller companies were the standout.
■
Equity performance was mixed in the final quarter of 2024. Equities experienced a post-election bump early in the quarter, but hawkish comments from the Fed led to a domestic equity market pullback ending with small gains in the large-cap segment. Small caps were slightly negative. For the year ended December 31, 2024, the S&P 500 Index returned 25.02% while the S&P 600 Index was up 8.70%.
■
The Portfolio used stock index futures to equitize cash and enhance portfolio liquidity, which had a negligible effect on performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	24.33%	10.79%
S&P 500 Index	25.02%	11.45%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 8,764,975,768
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 21,727,770
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 8,764,975,768
Number of portfolio holdings	509
Total advisory fees paid for the year	$ 21,727,770
Portfolio turnover rate for the year	3%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.2%
Software	10.1%
Technology Hardware, Storage & Peripherals	7.7%
Interactive Media & Services	6.4%
Affiliated Mutual Fund - Short-Term Investment (3.8% represents investments purchased with collateral from securities on loan)	5.8%
Financial Services	4.3%
Broadline Retail	4.0%
Banks	3.3%
Capital Markets	3.0%
Pharmaceuticals	3.0%
Oil, Gas & Consumable Fuels	2.8%
Automobiles	2.4%
Health Care Equipment & Supplies	2.2%
Insurance	2.0%
Health Care Providers & Services	2.0%
Consumer Staples Distribution & Retail	1.9%
Hotels, Restaurants & Leisure	1.9%
Aerospace & Defense	1.8%
Specialty Retail	1.8%
Machinery	1.5%
Biotechnology	1.5%
Unaffiliated Exchange-Traded Funds	1.5%
Electric Utilities	1.4%
Entertainment	1.3%
Industry Classification	% of Net Assets
Chemicals	1.2%
Beverages	1.1%
IT Services	1.1%
Household Products	1.1%
Life Sciences Tools & Services	1.0%
Communications Equipment	0.9%
Specialized REITs	0.9%
Ground Transportation	0.8%
Electrical Equipment	0.8%
Diversified Telecommunication Services	0.6%
Professional Services	0.6%
Food Products	0.6%
Multi-Utilities	0.6%
Consumer Finance	0.6%
Electronic Equipment, Instruments & Components	0.6%
Tobacco	0.5%
Commercial Services & Supplies	0.5%
Building Products	0.5%
Media	0.5%
Others*	4.6%
103.9%
Liabilities in excess of other assets	(3.9)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective July 1, 2024, the Manager has agreed to voluntarily waive 0.03% of its investment management fee.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios